Business Combinations - Ad Juster, Inc acquisition - Narrative (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 29, 2019	Feb. 29, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Combinations
Amortization of finite lived intangible asset			$ 4,600	$ 4,400	$ 13,500	$ 13,400	$ 17,900	$ 17,100	$ 15,600
Trademarks | Minimum
Business Combinations
Estimated useful life							5 years
Trademarks | Maximum
Business Combinations
Estimated useful life							15 years
Customer relationships | Minimum
Business Combinations
Estimated useful life							5 years
Customer relationships | Maximum
Business Combinations
Estimated useful life							12 years
Technology | Minimum
Business Combinations
Estimated useful life							4 years
Technology | Maximum
Business Combinations
Estimated useful life							8 years
Ad Juster, Inc
Business Combinations
Cash portion of acquisition payment	$ 35,500	$ 200
Cash consideration to pay down vested stock options	1,800
Amortization of finite lived intangible asset							$ 900	200
Deferred tax liabilities	$ 957
Acquisition cost								$ 1,000
Ad Juster, Inc | Trademarks
Business Combinations
Estimated useful life	5 years
Ad Juster, Inc | Customer relationships
Business Combinations
Estimated useful life	10 years
Ad Juster, Inc | Technology | Minimum
Business Combinations
Estimated useful life	4 years
Ad Juster, Inc | Technology | Maximum
Business Combinations
Estimated useful life	8 years